Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 4,970,880	$ 715,039	¥ 6,437,100
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	12,600	1,800	13,400
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	100	100	700
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 763,400	$ 109,800	¥ 523,500